Income Tax - Disclosure of information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Income Taxes [Abstract]
Net loss before tax	$ (15,948,389)	$ (13,591,728)
Statutory tax rate	27.00%	27.00%
Expected income recovery	$ (4,306,065)	$ (3,669,767)
Change in deferred tax assets not recognized	(3,686,725)	10,505,857
Share issuance costs	(782,849)	(2,190,593)
Foreign exchange	(96,891)	(28,790)
Change in estimate	7,497,449	(5,911,480)
Tax effect of spinout	0	0
Non-deductible items and other	1,375,081	1,294,773
Total income tax expense (recovery)	$ 0	$ 0